UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jetstream Capital LLC
Address: 12 Cadillac Drive
         Suite 280
         Brentwood, TN  37027

13F File Number:  28-11595

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Beth Peters
Title:     Chief Financial Officer
Phone:     615-425-3400

Signature, Place, and Date of Signing:

     /s/ Beth Peters     Brentwood, TN     February 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $387,767 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AERCAP HOLDINGS NV             SHS              n00985106     4739   335597 SH       SOLE                        0        0   335597
ALTERA CORP                    COM              021441100    17733   498400 SH       SOLE                        0        0   498400
APPLE INC                      COM              037833100    17418    54000 SH       SOLE                        0        0    54000
ATMEL CORP                     COM              049513104    11405   925700 SH       SOLE                        0        0   925700
AUTODESK INC                   COM              052769106     7056   184700 SH       SOLE                        0        0   184700
AVIS BUDGET GROUP              COM              053774105     4498   289100 SH       SOLE                        0        0   289100
BAIDU INC                      SPON ADR REP A   056752108    12790   132500 SH       SOLE                        0        0   132500
BROADCOM CORP                  CL A             111320107    13919   319600 SH       SOLE                        0        0   319600
CHART INDS INC                 COM PAR $0.01    16115q308    16697   494300 SH       SOLE                        0        0   494300
COACH INC                      COM              189754104     5188    93800 SH       SOLE                        0        0    93800
CREE INC                       COM              225447101    10239   155400 SH       SOLE                        0        0   155400
DECKERS OUTDOOR CORP           COM              243537107     7137    89500 SH       SOLE                        0        0    89500
DILLARDS INC                   CL A             254067101     4173   110000 SH       SOLE                        0        0   110000
F5 NETWORKS INC                COM              315616102     6326    48600 SH       SOLE                        0        0    48600
FORD MTR CO DEL                COM PAR $0.01    345370860    11165   665000 SH       SOLE                        0        0   665000
FOSSIL INC                     COM              349882100    39412   559200 SH       SOLE                        0        0   559200
J CREW GROUP INC               COM              46612h402     2161    50100 SH       SOLE                        0        0    50100
KNOLL INC                      COM NEW          498904200     9844   588400 SH       SOLE                        0        0   588400
LAS VEGAS SANDS CORP           COM              517834107    17387   378400 SH       SOLE                        0        0   378400
METROPCS COMMUNICATIONS INC    COM              591708102     7612   602700 SH       SOLE                        0        0   602700
NATIONAL OILWELL VARCO INC     COM              637071101     5225    77700 SH       SOLE                        0        0    77700
NETAPP INC                     COM              64110d104    13399   243800 SH       SOLE                        0        0   243800
NETFLIX INC                    COM              64110l106     5570    31700 SH       SOLE                        0        0    31700
OPENTABLE INC                  COM              68372a104     7104   100800 SH       SOLE                        0        0   100800
PARAMETRIC TECHNOLOGY CORP     COM NEW          699173209     8866   393500 SH       SOLE                        0        0   393500
PARKER HANNIFIN CORP           COM              701094104    10693   123900 SH       SOLE                        0        0   123900
PIER 1 IMPORTS INC             COM              720279108     9603   914600 SH       SOLE                        0        0   914600
POLARIS INDS INC               COM              731068102     2575    33000 SH       SOLE                        0        0    33000
QUALCOMM INC                   COM              747525103    25972   524800 SH       SOLE                        0        0   524800
RESEARCH IN MOTION LTD         COM              760975102    14893   256200 SH       SOLE                        0        0   256200
SALESFORCE COM INC             COM              79466l302    18823   142600 SH       SOLE                        0        0   142600
SINA CORP                      ORD              g81477104     6614    96100 SH       SOLE                        0        0    96100
SOTHEBYS                       COM              835898107     2754    61200 SH       SOLE                        0        0    61200
TRW AUTOMOTIVE HLDGS CORP      COM              87264s106     6962   132100 SH       SOLE                        0        0   132100
UNITED RENTALS INC             COM              911363109     8092   355700 SH       SOLE                        0        0   355700
VERIFONE SYS INC               COM              92342y109     9170   237800 SH       SOLE                        0        0   237800
WHOLE FOODS MKT INC            COM              966837106     4553    90000 SH       SOLE                        0        0    90000